LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2014

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON TARGET RETIREMENT 2015,

LEGG MASON TARGET RETIREMENT 2020,

LEGG MASON TARGET RETIREMENT 2025,

LEGG MASON TARGET RETIREMENT 2030,

LEGG MASON TARGET RETIREMENT 2035,

LEGG MASON TARGET RETIREMENT 2040,

LEGG MASON TARGET RETIREMENT 2045,

LEGG MASON TARGET RETIREMENT 2050 AND

LEGG MASON TARGET RETIREMENT FUND,

EACH DATED JUNE 1, 2014

Effective June 30, 2014, the funds will be renamed as listed below. Prior to June 30, 2014, the funds’ names are as listed below.

Name prior to June 30, 2014	Name as of June 30, 2014
Legg Mason Target Retirement 2015	QS Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2020	QS Legg Mason Target Retirement 2020
Legg Mason Target Retirement 2025	QS Legg Mason Target Retirement 2025
Legg Mason Target Retirement 2030	QS Legg Mason Target Retirement 2030
Legg Mason Target Retirement 2035	QS Legg Mason Target Retirement 2035
Legg Mason Target Retirement 2040	QS Legg Mason Target Retirement 2040
Legg Mason Target Retirement 2045	QS Legg Mason Target Retirement 2045
Legg Mason Target Retirement 2050	QS Legg Mason Target Retirement 2050
Legg Mason Target Retirement Fund	QS Legg Mason Target Retirement Fund

Effective June 30, 2014, the funds’ sub-adviser will be named QS Legg Mason Global Asset Allocation, LLC. Prior to June 30, 2014, the name of the fund’s subadviser is Legg Mason Global Asset Allocation, LLC.

Please retain this supplement for future reference.

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